Consolidated statement of financial position - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 10,694	$ 14,054
Trade and other receivables	14,880	20,426
Inventories	8,609	10,028
Other financial assets	1,838	851
Current tax assets	14,514	11,455
Other assets	2,910	3,845
Total current assets	53,445	60,659
Non-current assets
Trade and other receivables	35,130	32,136
Other financial assets	1,458	4,389
Investment in associates and joint ventures	8,048	8,652
Property, plant, and equipment	106,104	107,455
Natural and environmental resources	48,407	47,666
Right-of-use assets	994	980
Intangible assets	14,041	16,413
Non-current tax assets	8,069	12,908
Goodwill	4,832	5,146
Other assets	1,692	1,837
Total non-current assets	228,775	237,582
Total assets	282,220	298,241
Current liabilities
Loans and borrowings	10,080	11,288
Trade and other payables	15,759	19,302
Provisions for employee benefits	3,481	3,369
Current tax liabilities	2,368	2,769
Accrued liabilities and provisions	1,647	1,620
Other liabilities	1,179	1,286
Total current liabilities	34,514	39,634
Non-current liabilities
Loans and borrowings	99,120	108,677
Provisions for employee benefits	10,472	14,008
Non-current tax liabilities	14,808	14,929
Accrued liabilities and provisions	14,801	12,736
Other liabilities	1,766	2,344
Total non-current liabilities	140,967	152,694
Total liabilities	175,481	192,328
Equity
Subscribed and paid in capital	25,040	25,040
Additional paid in capital	6,608	6,608
Reserves	30,292	24,156
Accumulated other comprehensive income	11,752	11,912
Retained earnings	7,691	12,138
Equity attributable to owners of parent	81,383	79,854
Non controlling interest	25,356	26,059
Total equity	106,739	105,913
Total liabilities and equity	$ 282,220	$ 298,241